                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08759

                           Laudus Institutional Trust
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                Jeffrey Mortimer
                                  Laudus Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Laudus Institutional Trust

Laudus Mondrian Institutional International Equity Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 98.3%  COMMON STOCK                                                                                        7,747,586     6,381,131
   --%  RIGHTS                                                                                                     --            --
  2.1%  OTHER INVESTMENT COMPANIES                                                                            138,230       138,230
100.4%  TOTAL INVESTMENTS                                                                                   7,885,816     6,519,361
 (0.4)% OTHER ASSETS AND LIABILITIES, NET                                                                                   (26,903)
100.0%  NET ASSETS                                                                                                        6,492,458

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK 98.3% OF NET ASSETS
AUSTRALIA  6.9%
BANKS 2.1%
National Australia Bank Ltd.                                                                                    9,274       136,343
FOOD & STAPLES RETAILING 1.4%
Wesfarmers Ltd.                                                                                                 7,412        93,553
TELECOMMUNICATION SERVICES 3.4%
Telstra Corp., Ltd.                                                                                            82,186       220,015
                                                                                                                        -----------
                                                                                                                            449,911
FINLAND 1.2%
MATERIALS 1.2%
UPM-Kymmene Oyj                                                                                                 6,116        78,399
FRANCE 16.3%
AUTOMOBILES & COMPONENTS 1.2%
Renault S.A.                                                                                                    2,917        76,122
BANKS 1.6%
Societe Generale                                                                                                2,115       107,300
CAPITAL GOODS 2.5%
Compagnie de Saint-Gobain                                                                                       3,445       162,777
ENERGY 3.9%
Total S.A.                                                                                                      4,660       256,203
FOOD & STAPLES RETAILING 3.2%
Carrefour S.A.                                                                                                  5,343       206,531
TELECOMMUNICATION SERVICES 3.9%
France Telecom S.A.                                                                                             9,049       252,220
                                                                                                                        -----------
                                                                                                                          1,061,153

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
GERMANY 3.9%
UTILITIES 3.9%
RWE AG                                                                                                          2,831       251,441
HONG KONG 2.1%
UTILITIES 2.1%
Hongkong Electric Holdings Ltd.                                                                                24,000       135,120
ITALY 2.5%
BANKS 2.5%
Intesa Sanpaolo                                                                                                44,966       163,348
JAPAN 25.6%
AUTOMOBILES & COMPONENTS 2.8%
Toyota Motor Corp.                                                                                              5,400       178,515
FOOD & STAPLES RETAILING 3.0%
Seven & I Holdings Co., Ltd.                                                                                    5,700       195,918
HOUSEHOLD & PERSONAL PRODUCTS 4.2%
Kao Corp.                                                                                                       9,000       273,378
INSURANCE 2.6%
Tokio Marine Holdings, Inc.                                                                                     5,800       171,851
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4.6%
Takeda Pharmaceutical Co., Ltd.                                                                                 5,700       297,097
TECHNOLOGY HARDWARE & EQUIPMENT 3.7%
CANON, Inc.                                                                                                     7,500       237,634
TELECOMMUNICATION SERVICES 4.7%
KDDI Corp.                                                                                                         43       307,032
                                                                                                                        -----------
                                                                                                                          1,661,425
NETHERLANDS 3.1%
DIVERSIFIED FINANCIALS 1.4%
ING Groep N.V. CVA *                                                                                            8,179        90,018
MEDIA 1.7%
Reed Elsevier N.V. *                                                                                            9,472       112,616
                                                                                                                        -----------
                                                                                                                            202,634
SINGAPORE 3.9%
BANKS 2.7%
Oversea-Chinese Banking Corp., Ltd.                                                                            43,000       149,515
United Overseas Bank Ltd.                                                                                       3,000        27,111
                                                                                                                        -----------
                                                                                                                            176,626
TELECOMMUNICATION SERVICES 1.2%
Singapore Telecommunications Ltd.                                                                              43,000        76,628
                                                                                                                        -----------
                                                                                                                            253,254

LAUDUS MONDRIAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
SPAIN 6.4%
BANKS 2.3%
Banco Santander S.A.                                                                                           15,514       149,876
TELECOMMUNICATION SERVICES 4.1%
Telefonica S.A.                                                                                                11,804       266,436
                                                                                                                        -----------
                                                                                                                            416,312
SWITZERLAND 4.8%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4.8%
Novartis AG - Reg'd. *                                                                                          6,165       308,752
TAIWAN 2.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                                               17,726       140,035
UNITED KINGDOM 19.4%
BANKS 0.3%
HBOS plc (a)(b)*                                                                                               20,581            --
HBOS plc                                                                                                       14,872        15,395
                                                                                                                        -----------
                                                                                                                             15,395
ENERGY 8.1%
BP plc                                                                                                         33,343       257,389
Royal Dutch Shell plc, Class A                                                                                 10,171       268,917
                                                                                                                        -----------
                                                                                                                            526,306
FOOD, BEVERAGE & TOBACCO 4.5%
Unilever plc                                                                                                   12,812       294,288
INSURANCE 1.9%
Aviva plc                                                                                                      21,714       123,042
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4.6%
GlaxoSmithKline plc                                                                                            16,148       300,316
                                                                                                                        -----------
                                                                                                                          1,259,347
                                                                                                                        -----------
TOTAL COMMON STOCK
(COST $7,747,586)                                                                                                         6,381,131
                                                                                                                        -----------

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
RIGHTS 0.0% OF NET ASSETS
NETHERLANDS 0.0%
Fortis (a)(b)*                                                                                                  7,550            --
                                                                                                                        -----------
TOTAL RIGHTS
(COST $--)                                                                                                                       --
                                                                                                                        -----------
OTHER INVESTMENT COMPANIES  2.1% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                               138,230       138,230
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $138,230)                                                                                                             138,230
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $7,885,816 and the unrealized appreciation and depreciation were $93,692 and ($1,460,147), respectively, with a net unrealized depreciation of ($1,366,455).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $6,241,096 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

(a)  Fair-valued by Management.

(b)  All or a portion of this security has been deemed to be illiquid.

ADR - American Depositary Receipt

CVA - Dutch Certificate

Reg'd - Registered

LAUDUS MONDRIAN INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                 INVESTMENTS
VALUATION INPUTS                                IN SECURTIES*
----------------                                -------------
Level 1 - Quoted Prices                           $  278,265
Level 2 - Other Significant Observable Inputs      6,241,096
Level 3 - Significant Unobservable Inputs                 --
                                                  ----------
TOTAL                                             $6,519,361
                                                  ----------

*    The fund had no other Financial Instruments.

REG46280DEC08 (02/09)

Laudus Institutional Trust

Laudus Mondrian Institutional Emerging Markets Fund

PORTFOLIO HOLDINGS As of December 31, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                                                                              COST         VALUE
HOLDINGS BY CATEGORY                                                                                          ($)           ($)
--------------------                                                                                      -----------   -----------
 93.6%  COMMON STOCK                                                                                        2,519,341     1,491,098
  7.2%  PREFERRED STOCK                                                                                       295,567       114,303
  2.6%  OTHER INVESTMENT COMPANIES                                                                             42,510        42,510
103.4%  TOTAL INVESTMENTS                                                                                   2,857,418     1,647,911
 (3.4)% OTHER ASSETS AND LIABILITIES, NET                                                                                   (54,876)
100.0%  NET ASSETS                                                                                                        1,593,035

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COMMON STOCK 93.6% OF NET ASSETS
ARGENTINA 1.1%
ENERGY 1.1%
Tenaris S.A. ADR                                                                                                  800        16,784
BRAZIL 6.4%
ENERGY 1.9%
Petroleo Brasileiro S.A. ADR                                                                                    1,500        30,615
SOFTWARE & SERVICES 2.8%
Redecard S.A.                                                                                                   4,000        44,083
UTILITIES 1.7%
CPFL Energia S.A. ADR                                                                                             700        27,349
                                                                                                                        -----------
                                                                                                                            102,047
CHINA 19.7%
BANKS 3.9%
China Construction Bank Corp., Class H                                                                        113,000        62,870
ENERGY 4.0%
China Shenhua Energy Co., Ltd., Class H                                                                        29,500        63,244
TELECOMMUNICATION SERVICES 3.8%
China Mobile Ltd.                                                                                               6,000        60,877
TRANSPORTATION 8.0%
China Merchants Holdings International Co., Ltd.                                                               18,000        35,153
China Shipping Development Co. Ltd., Class H                                                                   46,000        46,355
Cosco Pacific Ltd.                                                                                             44,000        45,239
                                                                                                                        -----------
                                                                                                                            126,747
                                                                                                                        -----------
                                                                                                                            313,738

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
COLUMBIA 2.5%
BANKS 2.5%
Bancolombia S.A. ADR                                                                                            1,700        39,695
EGYPT 4.6%
TELECOMMUNICATION SERVICES 4.6%
Orascom Telecom Holding S.A.E. -Reg'd GDR                                                                       1,115        30,552
Telecom Egypt                                                                                                  14,774        42,967
                                                                                                                        -----------
                                                                                                                             73,519
HONG KONG 2.3%
ENERGY 2.3%
CNOOC Ltd.                                                                                                     38,000        36,145
INDIA 3.9%
TELECOMMUNICATION SERVICES 3.9%
Bharti Airtel Ltd. *                                                                                            4,197        61,681
KAZAHKSTAN 1.9%
ENERGY 1.9%
KazMunaiGas Exploration Production GDR                                                                          2,362        29,761
MEXICO 5.5%
FOOD, BEVERAGE & TOBACCO 2.4%
Grupo Modelo, S.A. de C.V., Series C                                                                           11,900        37,809
TELECOMMUNICATION SERVICES 3.1%
America Movil SAB de C.V., Series L ADR                                                                         1,600        49,584
                                                                                                                        -----------
                                                                                                                             87,393
PHILIPPINES 2.6%
TELECOMMUNICATION SERVICES 2.6%
Philippine Long Distance Telephone Co. ADR                                                                        900        42,255
POLAND 2.0%
BANKS 2.0%
Bank Pekao S.A.                                                                                                   742        31,830
REPUBLIC OF KOREA 1.6%
BANKS 1.6%
KB Financial Group, Inc. ADR                                                                                    1,000        26,200
RUSSIA 8.2%
ENERGY 5.4%
Gazprom - Reg'd ADR                                                                                             3,100        44,175
LUKOIL ADR                                                                                                      1,300        41,665
                                                                                                                        -----------
                                                                                                                             85,840

LAUDUS MONDRIAN INSTITUTIONAL EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
TELECOMMUNICATION SERVICES 2.8%
Mobile TeleSystems ADR                                                                                          1,700        45,356
                                                                                                                        -----------
                                                                                                                            131,196
SOUTH AFRICA 7.3%
ENERGY 2.5%
Sasol                                                                                                           1,290        39,231
MATERIALS 3.1%
Impala Platinum Holdings Ltd.                                                                                   3,375        49,738
TELECOMMUNICATION SERVICES 1.7%
Telkom South Africa Ltd.                                                                                        2,231        27,703
                                                                                                                        -----------
                                                                                                                            116,672
TAIWAN 14.5%
BANKS 3.8%
Chinatrust Financial Holding Co., Ltd.                                                                         69,343        29,679
Mega Financial Holding Co., Ltd.                                                                               86,000        30,332
                                                                                                                        -----------
                                                                                                                             60,011
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6.6%
MediaTek, Inc.                                                                                                  6,050        40,919
Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                                                8,049        63,587
                                                                                                                        -----------
                                                                                                                            104,506
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
Asustek Computer, Inc.                                                                                          7,000         7,900
Asustek Computer, Inc.-Reg'd GDR                                                                                4,398        24,658
                                                                                                                        -----------
                                                                                                                             32,558
TELECOMMUNICATION SERVICES 2.1%
Chunghwa Telecom Co., Ltd. ADR                                                                                  2,177        33,961
                                                                                                                        -----------
                                                                                                                            231,036
THAILAND 3.1%
ENERGY 3.1%
PTT Public Co., Ltd.                                                                                            9,900        49,813
TURKEY 6.4%
BANKS 2.9%
Akbank T.A.S.                                                                                                   1,542         4,858
Akbank T.A.S. ADR                                                                                               6,650        41,563
                                                                                                                        -----------
                                                                                                                             46,421
TELECOMMUNICATION SERVICES 3.5%
Turkcell Iletisim Hizmetleri A/S                                                                                9,498        54,912
                                                                                                                        -----------
                                                                                                                            101,333
TOTAL COMMON STOCK
(COST $2,519,341)                                                                                                         1,491,098

                                                                                                            NUMBER OF      VALUE
SECURITY                                                                                                      SHARES        ($)
--------                                                                                                    ---------   -----------
PREFERRED STOCK 7.2% OF NET ASSETS
BRAZIL 4.0%
BANKS 1.8%
Itausa - Investimentos Itau S.A.                                                                                8,277        28,430
MATERIALS  2.2%
Companhia Vale do Rio Doce ADR (Vale)                                                                           3,300        35,145
                                                                                                                        -----------
                                                                                                                             63,575
REPUBLIC OF KOREA 3.2%
AUTOMOBILES & COMPONENTS 1.2%
Hyundai Motor Co.                                                                                               1,790        19,766
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
Samsung Electronics Co., Ltd.                                                                                     149        30,962
                                                                                                                        -----------
                                                                                                                             50,728
                                                                                                                        -----------
TOTAL PREFERRED STOCK
(COST $295,567)                                                                                                             114,303
                                                                                                                        -----------
OTHER INVESTMENT COMPANIES  2.6% OF NET ASSETS
State Street Institutional Liquid Reserves Fund                                                                42,510        42,510
                                                                                                                        -----------
TOTAL OTHER INVESTMENT COMPANIES
(COST $42,510)                                                                                                               42,510
                                                                                                                        -----------

END OF INVESTMENTS.

At 12/31/08, the tax basis cost of the fund's investments was $2,857,418 and the unrealized appreciation and depreciation were $28,465 and ($1,237,972), respectively, with a net unrealized depreciation of ($1,209,507).

At 12/31/08, the prices of certain foreign securities held by the fund aggregating $852,913 were adjusted from their closing market prices following the guidelines adopted by the fund's Board of Trustees.

*    Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Reg'd - Registered

LAUDUS MONDRIAN INSTITUTIONAL EMERGING MARKETS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's investments carried at value:

                                                INVESTMENTS IN
VALUATION INPUTS                                  SECURTIES*
----------------                                --------------
Level 1 - Quoted Prices                           $  752,488
Level 2 - Other Significant Observable Inputs        895,423
Level 3 - Significant Unobservable Inputs                 --
TOTAL                                             $1,647,911

*    The fund had no other Financial Instruments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                   INVESTMENT IN
                                                     SECURITIES
                                                   -------------
Balance as of 04/01/08                                 $ 197
Accrued discount/premiums                                 --
Realized gain/loss                                        --
Change in unrealized appreciation (depreciation)        (197)
Net purchases (sales)                                     --
Transfer in and/or out of Level 3                         --
                                                       -----
Balance as of 12/31/08                                 $  --

REG46279DEC08 (02/09)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Jeffrey Mortimer and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Institutional Trust


By: /s/ Jeffrey Mortimer
    ---------------------------------
    Jeffrey Mortimer
    President, Chief Executive Officer

Date: February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jeffrey Mortimer
    ---------------------------------
    Jeffrey Mortimer
    President, Chief Executive Officer

Date: February 20, 2009

By: /s/ George Pereira
    ---------------------------------
    George Pereira
    Treasurer, Principal Financial Officer

Date: February 20, 2009